Subsequent Events	9 Months Ended
Sep. 30, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 17 — SUBSEQUENT EVENTS

On October 14, 2014, Holdings sold land and building with a net book value of $1.1 million and classified as assets held for sale on its interim unaudited condensed consolidated balance sheet to Rank Group North America, Inc., a company related by common ultimate control, for proceeds of $2.5 million, being the fair value of the land and building.

On October 31, 2014, Holdings repaid $10.0 million of the Senior Secured Revolving Credit Facility.